INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2023
Inventory Disclosure [Abstract]
Schedule of inventory
	December 31,	June 30,
	2022	2023
		Unaudited

Raw materials	$35,111	$36,351
Work in progress	143	185
Finished products	36,755	31,300

	$72,009	$67,836